Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14 — Subsequent Events

In accordance with ASC 855-10, the Company has reviewed its operations subsequent to September 30, 2022 to the date these condensed consolidated financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

On October 17, 2022, the Company issued 150,000 shares of common stock to a service provider.

On October 17, 2022, the Company granted a restricted stock award for 100,000 shares of common stock to a new director under the 2022 Plan. The shares vest monthly over a one-year period.

Note 14 — Subsequent Events

In accordance with ASC 855-10, the Company has reviewed its operations subsequent to December 31, 2021 to the date these consolidated financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

Initial Public Offering

On February 16, 2022, the Company entered into an underwriting agreement with Dawson James Securities, Inc., as representative of the several underwriters named on Schedule I thereto, relating to its initial public offering of units, each unit consisting of one share of common stock, a series A warrant to purchase one share of common stock and a series B warrant to purchase one share of common stock. Pursuant to the underwriting agreement, the Company agreed to sell 1,440,000 units to the underwriters, at a purchase price per unit of $9.10 (the offering price to the public of $10.00 per unit minus the underwriters’ discount), and also agreed to grant to the underwriters a 45-day option to purchase up to 216,000 additional shares of common stock, up to 216,000 additional series A warrants, and/or up to 216,000 additional series B warrants, in any combination thereof, at a purchase price to the public of $9.98 per share and $0.01 per warrant, less underwriting discounts and commissions, solely to cover over-allotments, if any.

On February 18, 2022, the closing of the initial public offering was completed. At the closing, the underwriters partially exercised the option and purchased 206,390 series A warrants and 206,390 series B warrants. Therefore, the Company sold 1,440,000 shares of common stock, 1,646,390 series A warrants and 1,646,390 series B warrants for total gross proceeds of $14,404,128. After deducting the underwriting commission and expenses, the Company received net proceeds of $12,763,000.

The terms of the warrants included within the units are set forth in a warrant agent agreement, dated February 16, 2022, between the Company and VStock Transfer, LLC, the Company’s transfer agent. The warrants are exercisable immediately and expire five years from the date of issuance. The series A warrants have an exercise price of $7.00 per share and the series B warrants have an exercise price of $10.00 per share, subject to appropriate adjustments in certain circumstances, including in the event of a stock dividend, extraordinary dividend on or recapitalization, reorganization, merger or consolidation, and may also be exercised on a cashless basis if at any time during the term of the warrants, the issuance of common stock upon exercise of the warrants is not covered by an effective registration statement. Additionally, holders of series B warrants may exercise such warrants on a “cashless” basis upon the earlier of (i) 10 trading days from the issuance date of such warrant or (ii) the time when $10.0 million of volume is traded in the Company’s common stock, if the volume weighted average price of the common stock on any trading day on or after the date of issuance fails to exceed the exercise price of the series B warrant. In the event of a cashless exercise of the series B warrants as described in the preceding sentence, the aggregate number of shares of common stock issuable in such cashless exercise shall equal the product of (x) the aggregate number of shares of common stock that would be issuable upon exercise of the series B warrant in accordance with its terms if such exercise were by means of a cash exercise rather than a cashless exercise and (y) 1.00. The warrants also contain an exercise limitation, pursuant to which a holder will not have the right to exercise any portion of the warrant if the holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, which such percentage may be increased or decreased to any other percentage not in excess of 9.99% upon 61 days’ notice to the Company.

As of March 30, 2022, 1,437,730 of the series B warrants were exercised on a cashless basis and the Company issued 1,437,730 shares of common stock upon such exercise.

Private Placement of Notes and Warrants

In January 2022, the Company entered into note and warrant purchase agreements with certain investors, pursuant to which we sold to such investors (i) original issue discount secured subordinated promissory notes in the aggregate principal amount of $529,411 and (ii) warrants for the purchase of 90,000 shares of common stock (equal to the investors’ investment amount divided by $5.00, the effective initial public offering price), for total gross proceeds of $450,000. These notes have an original issue discount of 15% and additionally bore interest at 15% per annum and were due upon completion of the initial public offering. These notes were repaid in full upon closing of the initial public offering.

These warrants are excisable at any time during the three (3) year period commencing on August 18, 2022 (the sixth (6th) month anniversary of the closing of the initial public offering) at an exercise price of $6.25 (125% of the effective initial public offering price), subject to standard adjustments for stock splits, stock combinations, stock dividends, reclassifications, mergers, consolidations, reorganizations and similar transactions, and may be exercised on a cashless basis if the market value of our common stock is greater than such exercise price.

Repayment of Debt

Between February and March 2022, the Company repaid loans with various individuals equal to $4,530,912.

Conversion of Debt

Upon closing of the initial public offering on February 18, 2022, the 5% secured subordinated convertible promissory note in the principal amount of $1,900,000 issued in connection with the acquisition of Nexus was automatically converted into 386,460 shares of common stock. See Note 8.

Upon closing of the initial public offering on February 18, 2022, the 6% secured subordinated convertible promissory note in the principal amount of $3,000,000 issued in connection with the acquisition of DSO was automatically converted into 623,200 shares of common stock. See Note 8.

Upon closing of the initial public offering on February 18, 2022, the convertible promissory note in the principal amount of $500,000 was automatically converted into 229,834 shares of common stock. See Note 8.

Issuances of Common Stock

Upon closing of the initial public offering on February 18, 2022, the Company issued an additional 57,223 shares of common stock to the stockholders of GSP in accordance with the terms of the contribution and exchange agreement. See Note 3.

Upon closing of the initial public offering on February 18, 2022, the Company issued an aggregate of 2,179,269 shares of common stock to various lenders pursuant to future equity agreements which required the Company to issue shares of common stock upon closing of the initial public offering.

On March 10, 2022, the Company granted restricted stock awards for an aggregate of 877,000 shares of common stock to certain directors, officers and consultants. A total of 677,000 of these shares immediately vested on the date of grant. The remaining 200,000 shares, which were granted to independent directors, vest monthly over a one-year period. A total of 547,000 of these shares were granted under the 2020 Plan. The remaining 330,000 were granted under the 2022 Equity Incentive Plan described below.

Conversion of Preferred Stock

Subsequent to December 31, 2021, 7,000 shares of series A convertible preferred stock have been converted into common stock by the preferred stock stockholders. As a result, 1,000 shares of series A convertible preferred stock remain outstanding.

2022 Equity Incentive Plan

On January 13, 2022, the Company’s board of directors adopted the Smart for Life, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) and reserved 2,000,000 shares of common stock for issuance thereunder. Persons eligible to receive awards under the 2022 Plan include officers, employees, consultants, and directors of the Company and its subsidiaries. Awards that may be granted include: (a) incentive stock options, (b) non-qualified stock options, (c) stock appreciation rights, (d) restricted awards, (e) performance share awards, and (f) performance compensation awards.

Signing of Ceautamed Acquisition

On March 14, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Ceautamed Worldwide, LLC (“Ceautamed”), RMB Industries, Inc., RTB Childrens Trust and D&D Hayes, LLC (the “Sellers”), pursuant to which the Company agreed to acquire all of the issued and outstanding membership interests of Ceautamed, a vitamin and supplement company, from the Sellers for an aggregate purchase price of $9,750,000, consisting of (i) $4,875,000 in cash, (ii) convertible promissory notes in the aggregate principal amount of $2,437,500 and (iii) non-convertible promissory notes in the aggregate principal amount of $2,437,500, subject to certain adjustments described below.

The purchase price is based upon a six and one-half (6.5) times multiple of estimated adjusted EBITDA (as defined in the Purchase Agreement) for the calendar year 2021. The Company has engaged a firm to prepare a quality of earnings report on Ceautamed and its subsidiaries. The purchase price will be adjusted upwards or downwards upon delivery of such quality of earnings report based upon the difference between six and one-half (6.5) times the adjusted EBITDA as shown in the quality of earnings report and the purchase price. The adjusted purchase price will be allocated among the cash portion of the purchase price and the notes based on the percentage of the purchase price that each such component of consideration makes up as described above.

In addition, the cash portion of the purchase price will be (i) decreased by the amount of any outstanding indebtedness of Ceautamed for borrowed money existing as of the closing date and any unpaid transaction expenses, and (ii) increased by the amount of cash and cash equivalents of Ceautamed and its subsidiaries as of the closing date.

The purchase price is also subject to a post-closing working capital adjustment provision. Within ninety (90) days after the closing, the Company is required to deliver to the Sellers an unaudited balance sheet of Ceautamed and its subsidiaries as of the closing date and its calculation of the closing working capital (as defined in the Purchase Agreement). If such closing working capital exceeds a minimum working capital equal to the average monthly working capital of Ceautamed for the twelve-month period ended December 31, 2021, then the Company must promptly (and, in any event, within five (5) business days) pay to the Sellers an amount that is equal to such excess. If such minimum working capital exceeds the closing working capital, then the Sellers must promptly (and, in any event, within five (5) business days) pay to the Company an amount that is equal to the deficiency. Such adjustments shall be paid as follows: (i) fifty percent (50%) shall be paid in cash, (ii) twenty-five percent (25%) shall be paid through an increase or reduction in the principal amount of the convertible promissory notes and (iii) twenty-five percent (25%) shall be paid through an increase or reduction in the principal amount of the non-convertible promissory notes.

The Purchase Agreement contains customary representations, warranties and covenants, including a covenant that the Sellers will not compete with the business of Ceautamed for a period of three (3) years following closing. The Purchase Agreement also contains mutual indemnification for breaches of representations or warranties and failure to perform covenants or obligations contained in the Purchase Agreement. In the case of the indemnification provided by the Sellers with respect to breaches of certain non-fundamental representations and warranties, the Sellers will only become liable for indemnified losses if the amount exceeds $150,000, whereupon the Sellers will be liable for all losses relating back to the first dollar, provided that the liability of the Sellers for breaches of certain non-fundamental representations and warranties shall not exceed fifteen percent (15%) of the purchase price and each Seller’s aggregate liability for the breach of fundamental representations shall be limited to the purchase price.

The closing of the Purchase Agreement is subject to customary closing conditions, including, without limitation, the completion of accounting and legal due diligence investigations; the receipt of all authorizations, consents and approvals of all governmental authorities and third parties; the release of any liens against any of the assets of Ceautamed; the Company obtaining the requisite acquisition financing; and delivery of all documents required for the transfer of the equity interests of Ceautamed to the Company.